Condensed Statements of Shareholders’ (Deficit) Equity (Unaudited) - USD ($)	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020	$ 889	$ 26,154,886	$ (28,611,447)	$ (2,455,672)
Balance (in Shares) at Dec. 31, 2020	8,892,202
Share-based compensation		3,887,852		3,887,852
Issuance of common stock pursuant to exercise of warrants	$ 42	2,093,503		2,093,545
Issuance of common stock pursuant to exercise of warrants (in Shares)	418,473
Conversion of Convertible Notes	$ 87	4,339,265		4,339,352
Conversion of Convertible Notes (in Shares)	867,767
Issuance of common stock pursuant to exercise of employee stock options	$ 6	644		650
Issuance of common stock pursuant to exercise of employee stock options (in Shares)	65,000
Deferred debt discount on 2023 convertible notes payable		1,613,145		1,613,145
Net Loss			(13,498,626)	(13,498,626)
Balance at Dec. 31, 2021	$ 1,024	38,089,295	(42,110,073)	(4,019,754)
Balance (in Shares) at Dec. 31, 2021	10,243,442
Share-based compensation		969,511		969,511
Deemed Dividend from Inducement to Exercise Warrants		28,600	(28,600)
Issuance of common stock pursuant to exercise of warrants	$ 22	1,225,788		1,225,810
Issuance of common stock pursuant to exercise of warrants (in Shares)	224,693
Net Loss			(3,789,643)	(3,789,643)
Balance at Mar. 31, 2022	$ 1,046	40,313,194	(45,928,316)	(5,614,076)
Balance (in Shares) at Mar. 31, 2022	10,468,135
Balance at Dec. 31, 2021	$ 1,024	38,089,295	(42,110,073)	(4,019,754)
Balance (in Shares) at Dec. 31, 2021	10,243,442
Net Loss				(8,400,611)
Balance at Sep. 30, 2022	$ 1,234	49,347,927	(50,539,284)	(1,190,123)
Balance (in Shares) at Sep. 30, 2022	12,352,942
Balance at Dec. 31, 2021	$ 1,024	38,089,295	(42,110,073)	(4,019,754)
Balance (in Shares) at Dec. 31, 2021	10,243,442
Share-based compensation		1,694,344		1,694,344
Deemed Dividend from Inducement to Exercise Warrants		28,600	(28,600)
Issuance of common stock pursuant to exercise of warrants	$ 24	1,285,809		1,285,833
Issuance of common stock pursuant to exercise of warrants (in Shares)	235,693
Issuance of common stock pursuant to restricted stock awards (share-based compensation), net of forfeiture	$ 29	607,362		607,391
Issuance of common stock pursuant to restricted stock awards (share-based compensation), net of forfeiture (in Shares)	290,000
Conversion of Convertible Notes	$ 159	7,973,848		7,974,007
Conversion of Convertible Notes (in Shares)	1,594,807
Issuance of common stock pursuant to exercise of employee stock options	$ 1	19,975		19,976
Issuance of common stock pursuant to exercise of employee stock options (in Shares)	6,060
Deferred debt discount on 2023 convertible notes payable		324,213		324,213
Net Loss			(11,114,179)	(11,114,179)
Balance at Dec. 31, 2022	$ 1,237	50,023,446	(53,252,852)	(3,228,169)
Balance (in Shares) at Dec. 31, 2022	12,370,002
Balance at Mar. 31, 2022	$ 1,046	40,313,194	(45,928,316)	(5,614,076)
Balance (in Shares) at Mar. 31, 2022	10,468,135
Share-based compensation		246,112		246,112
Issuance of common stock pursuant to exercise of warrants	$ 1	60,021		60,022
Issuance of common stock pursuant to exercise of warrants (in Shares)	11,000
Issuance of common stock pursuant to restricted stock awards (share-based compensation), net of forfeiture	$ 29	167,098		167,127
Issuance of common stock pursuant to restricted stock awards (share-based compensation), net of forfeiture (in Shares)	290,000
Conversion of Convertible Notes	$ 158	7,918,849		7,919,007
Conversion of Convertible Notes (in Shares)	1,583,807
Net Loss			(2,478,622)	(2,478,622)
Balance at Jun. 30, 2022	$ 1,234	48,705,274	(48,406,938)	299,570
Balance (in Shares) at Jun. 30, 2022	12,352,942
Share-based compensation		135,136		135,136
Issuance of common stock pursuant to restricted stock awards (share-based compensation), net of forfeiture		220,132		220,132
Deferred debt discount on 2023 convertible notes payable		287,385		287,385
Net Loss			(2,132,346)	(2,132,346)
Balance at Sep. 30, 2022	$ 1,234	49,347,927	(50,539,284)	(1,190,123)
Balance (in Shares) at Sep. 30, 2022	12,352,942
Balance at Dec. 31, 2022	$ 1,237	50,023,446	(53,252,852)	(3,228,169)
Balance (in Shares) at Dec. 31, 2022	12,370,002
Share-based compensation		125,635		125,635
Issuance of common stock pursuant to restricted stock awards (share-based compensation), net of forfeiture	$ (25)	32,657		32,632
Issuance of common stock pursuant to restricted stock awards (share-based compensation), net of forfeiture (in Shares)	(250,000)
Conversion of Convertible Notes	$ 144	2,719,198		2,719,342
Conversion of Convertible Notes (in Shares)	1,441,497
Deferred debt discount on 2023 convertible notes payable		16,000		16,000
Net Loss			(2,987,985)	(2,987,985)
Balance at Mar. 31, 2023	$ 1,356	52,916,936	(56,240,837)	(3,322,545)
Balance (in Shares) at Mar. 31, 2023	13,561,499
Balance at Dec. 31, 2022	$ 1,237	50,023,446	(53,252,852)	(3,228,169)
Balance (in Shares) at Dec. 31, 2022	12,370,002
Net Loss				(7,425,238)
Balance at Sep. 30, 2023	$ 1,556	57,907,311	(60,678,092)	(2,769,225)
Balance (in Shares) at Sep. 30, 2023	15,561,499
Balance at Mar. 31, 2023	$ 1,356	52,916,936	(56,240,837)	(3,322,545)
Balance (in Shares) at Mar. 31, 2023	13,561,499
Share-based compensation		149,467		149,467
Deferred debt discount on 2023 convertible notes payable		704,975		704,975
Net Loss			(2,291,283)	(2,291,283)
Balance at Jun. 30, 2023	$ 1,356	53,771,378	(58,532,120)	(4,759,386)
Balance (in Shares) at Jun. 30, 2023	13,561,499
Share-based compensation		136,133		136,133
Issuance of common stock for patents acquisition	$ 200	3,999,800		4,000,000
Issuance of common stock for patents acquisition (in Shares)	2,000,000
Net Loss			(2,145,972)	(2,145,972)
Balance at Sep. 30, 2023	$ 1,556	$ 57,907,311	$ (60,678,092)	$ (2,769,225)
Balance (in Shares) at Sep. 30, 2023	15,561,499